Segments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable segments	1
Segment assets reclassified	$ 318,540	$ 286,012	$ 254,641
Reclass to Other Segment from Geographic Segment [Member]
Segment Reporting Information [Line Items]
Segment assets reclassified		$ 7,578	$ 7,224